Share-Based Compensation Plans - Schedule of Number of Restricted Share Units Outstanding (Details)	6 Months Ended
Jun. 30, 2025 shares
RSUs Under the Historic Plan [Member] | RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, beginning balance	124,080
RSUs with time criteria, Forfeited
RSUs with time criteria, Ending balance	124,080
RSUs Under the Historic Plan [Member] | RSUS With Time and Performance Criterias [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUS with time and performance criteria, beginning balance	964,705
Telesat Canada RSUs with time and performance criteria granted	257,510
RSUS with time and performance criteria, Settled	(443,485)
RSUS with time and performance criteria, Forfeited	(47,236)
RSUS with time and performance criteria, Ending balance	731,494
Omnibus Plan [Member] | RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, beginning balance	555,162
RSUs with time criteria, Granted	204,939
RSUs with time criteria, Settled	(187,349)
RSUs with time criteria, Forfeited	(31,437)
RSUs with time criteria, Ending balance	541,315
Omnibus Plan [Member] | PSUs With Time and Performance Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
PSUs with time and performance criteria, beginning balance	189,434
PSUs with time and performance criteria, Granted	23,449
RSUS with time and performance criteria Settled
PSUs with time and performance criteria, Forfeited
PSUs with time and performance criteria, Ending balance	212,883